Common Stock	9 Months Ended
Sep. 30, 2014
Equity [Abstract]
Common Stock

NOTE 5 – Common Stock

On September 9, 2013, the Company filed a Certificate of Change to effect a forward stock split on the basis of 10 new shares for each one old share.  This corporate action resulted in the total number of authorized shares of common stock to increase from 70,000,000 to 700,000,000 (shares of preferred stock were not affected by this corporate action) and the total number of issued and outstanding shares of common stock increased from 22,703,125 to 227,031,250; par value for the Company’s shares of common stock remained unchanged at $0.001 par value.  The weighted average shares outstanding in the Statements of Operations have been adjusted for all periods to take this forward stock split into consideration.

During the three months and nine months ended September 30, 2014 the Company issued an aggregate of 23,000,000 and 46,874,963 shares, respectively, of its common stock for $70,000 and $216,803 ($115,803 for cash and $101,000 for services).

As of September 30, 2014, the total number of common shares authorized that may be issued by the Company was 700,000,000 shares, $0.001 per share, and it had 266,206,213 shares of its common stock issued and outstanding.